Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	$ 39,326	$ 34,560
Fair value asset derivatives, netting	(25,123)	(23,790)
Net amounts in consolidated balance sheet, asset	14,203	10,770
Fair value liability derivatives	37,930	32,047
Fair value liability derivatives, netting	(28,851)	(23,548)
Net amounts in consolidated balance sheet, liability	9,079	8,499
Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(14,878)	(12,029)
Net amounts in consolidated balance sheet, asset	9,169	6,406
Fair value liability derivatives, netting	(16,595)	(13,152)
Net amounts in consolidated balance sheet, liability	2,771	3,156
Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(888)	(849)
Net amounts in consolidated balance sheet, asset	533	739
Fair value liability derivatives, netting	(677)	(727)
Net amounts in consolidated balance sheet, liability	1,093	1,609
Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(5,570)	(5,318)
Net amounts in consolidated balance sheet, asset	2,966	2,227
Fair value liability derivatives, netting	(6,647)	(3,877)
Net amounts in consolidated balance sheet, liability	3,817	2,133
Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(3,722)	(5,355)
Net amounts in consolidated balance sheet, asset	1,492	1,359
Fair value liability derivatives, netting	(4,866)	(5,522)
Net amounts in consolidated balance sheet, liability	1,381	1,591
Credit contracts protection sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(9)	(73)
Net amounts in consolidated balance sheet, asset	3	3
Fair value liability derivatives, netting	(60)	(180)
Net amounts in consolidated balance sheet, liability	5	2
Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(56)	(166)
Net amounts in consolidated balance sheet, asset	40	36
Fair value liability derivatives, netting	(6)	(90)
Net amounts in consolidated balance sheet, liability	12	8
Designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	2,936	2,810
Fair value liability derivatives	2,407	2,012
Designated as hedging instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	182,789	177,511
Fair value asset derivatives	2,595	2,237
Fair value liability derivatives	1,237	636
Designated as hedging instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	32,386	34,176
Fair value asset derivatives	341	573
Fair value liability derivatives	1,170	1,376
Not designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	36,390	31,750
Fair value liability derivatives	35,523	30,035
Economic hedges [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	1,478	2,463
Fair value liability derivatives	670	528
Economic hedges [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	235,810	173,215
Fair value asset derivatives	207	849
Fair value liability derivatives	160	369
Economic hedges [Member] | Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	19,263	13,920
Fair value asset derivatives	1,126	1,362
Fair value liability derivatives	224	79
Economic hedges [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	26,595	19,521
Fair value asset derivatives	118	225
Fair value liability derivatives	286	80
Economic hedges [Member] | Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	1,400	100
Fair value asset derivatives	27	27
Fair value liability derivatives	0	0
Customer accommodation trading and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	34,912	29,287
Fair value liability derivatives	34,853	29,507
Customer accommodation trading and other derivatives [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	11,117,542	9,162,821
Fair value asset derivatives	21,245	15,349
Fair value liability derivatives	17,969	15,303
Customer accommodation trading and other derivatives [Member] | Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	79,737	66,173
Fair value asset derivatives	1,421	1,588
Fair value liability derivatives	1,770	2,336
Customer accommodation trading and other derivatives [Member] | Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	272,145	217,890
Fair value asset derivatives	7,410	6,183
Fair value liability derivatives	10,240	5,931
Customer accommodation trading and other derivatives [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	364,469	364,982
Fair value asset derivatives	4,755	5,916
Fair value liability derivatives	4,791	5,657
Customer accommodation trading and other derivatives [Member] | Credit contracts protection sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	12,215	11,741
Fair value asset derivatives	12	76
Fair value liability derivatives	65	182
Customer accommodation trading and other derivatives [Member] | Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	24,030	20,880
Fair value asset derivatives	69	175
Fair value liability derivatives	$ 18	$ 98